Accounts Payable - Schedule of Amounts Payable to Raw Material Suppliers and Service Provider (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	$ 3,271,845	$ 3,113,037	$ 3,671,400
Fees	1,077,633	345,755
Suppliers	4,600,752	3,458,792	3,963,058
Interest		345,755	291,658
Santa Efigenia Agropecuaria Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	453,060	453,061	593,670
Fees	90,915	43,388
Suppliers	575,402	496,449	643,180
Interest		43,388	49,510
Agrosalto [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	285,357	285,357	390,803
Fees	57,262	27,328
Suppliers	362,412	312,684	438,872
Interest		27,328	48,068
Vieno Comércio de Cereais Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	260,251	260,252	316,115
Fees	52,224	24,923
Suppliers	330,528	285,175	319,650
Interest		24,923	3,534
Jota Alimentos Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	228,132	228,132	297,013
Fees	45,779	21,847
Suppliers	289,735	249,979	313,826
Interest		21,847	16,812
Unilever Brasil Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	212,122	212,123	317,940
Fees	42,566	20,314
Suppliers	269,402	232,437	361,478
Interest		20,314	43,537
Pontarollo Comércio de Cereais Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	202,130	202,131	269,478
Fees	40,561	19,357
Suppliers	256,712	221,488	296,183
Interest		19,357	26,705
Safras Comercio de Cereais Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	149,316	149,316	263,618
Fees	29,963	14,300
Suppliers	189,636	163,616	322,691
Interest		14,300	59,073
Jota Alimentos Ltda - Arrendamento [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	82,571	82,570	179,340
Fees	16,569	7,908
Suppliers	104,867	90,478	179,340
Interest		7,908
NEXP Representação Negócios e Participações Eireli [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	56,767	56,768	60,131
Fees	11,391	5,436
Suppliers	72,096	62,204	60,131
Interest		5,436
Four PS Promoções e Eventos Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	50,064	50,064	58,042
Fees	10,046	4,795
Suppliers	63,583	54,859	61,839
Interest		4,795	3,797
Fernandes Comércio de Cereais e Transportes Eireli [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	45,164	45,164	56,917
Fees	9,063	4,325
Suppliers	57,360	49,489	61,617
Interest		4,325	4,699
Peacook Alimentos Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	43,476	43,476	54,116
Fees	8,724	4,164
Suppliers	55,216	47,640	57,657
Interest		4,164	3,540
A,M,J Tatui Comercio Atacadista de Cereais Ltda [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	42,109	42,109	81,966
Fees	8,450	4,033
Suppliers	53,480	46,142	114,345
Interest		4,033	32,379
Others [Member]
Schedule of Amounts Payable to Raw Material Suppliers and Service Provider [Line Items]
Main	1,161,324	1,002,516	732,244
Fees	654,117	143,637
Suppliers	$ 1,920,321	1,146,153	732,244
Interest		$ 143,637